THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (70.47%)
COMMUNICATIONS (0.38%)
Media (0.38%)
Take-Two Interactive Software, Inc. (a)	10,156	$1,348,006

TOTAL COMMUNICATIONS		1,348,006

CONSUMER DISCRETIONARY (11.39%)
Consumer Discretionary Products (6.04%)
Gentex Corp.	359,636	10,148,928
Gentherm, Inc. (a)	43,892	2,833,668
LGI Homes, Inc. (a)	36,077	4,069,486
Under Armour, Inc. , Class A(a)	474,075	4,389,934
		21,442,016

Consumer Discretionary Services (1.57%)
Royal Caribbean Cruises, Ltd. (a)	65,294	2,527,531
Strategic Education, Inc.	42,363	3,042,934
		5,570,465

Retail & Whsle - Discretionary (3.78%)
Floor & Decor Holdings, Inc. , Class A(a)	17,192	1,385,159
Nordstrom, Inc.	78,177	1,837,941
Sleep Number Corp. (a)	96,329	4,340,585
Stitch Fix, Inc. , Class A(a)	118,115	705,147
TJX Cos., Inc.	84,584	5,173,157
		13,441,989

TOTAL CONSUMER DISCRETIONARY		40,454,470

ENERGY (5.58%)
Oil & Gas (5.58%)
Core Laboratories NV	31,556	597,671
Coterra Energy, Inc.	363,956	11,133,414
Southwestern Energy Co. (a)	1,142,275	8,064,461
		19,795,546

TOTAL ENERGY		19,795,546

HEALTH CARE (5.03%)
Health Care (5.03%)
Align Technology, Inc. (a)	30,650	8,611,730
Intuitive Surgical, Inc. (a)	26,769	6,161,421
Myriad Genetics, Inc. (a)	117,097	3,089,019
		17,862,170

TOTAL HEALTH CARE		17,862,170

INDUSTRIALS (12.28%)
Industrial Products (6.63%)
Cognex Corp.	141,241	7,200,466
Graco, Inc.	51,697	3,471,971
Proto Labs, Inc. (a)	113,273	5,537,917
Snap-on, Inc.	32,739	7,335,173
		23,545,527

	Shares	Value (Note 2)
INDUSTRIALS (continued)
Industrial Services (5.65%)
Alarm.com Holdings, Inc. (a)	129,070	$9,134,284
Deluxe Corp.	49,456	1,243,324
JetBlue Airways Corp. (a)	214,786	1,808,498
Landstar System, Inc.	37,708	5,904,318
MSC Industrial Direct Co., Inc. , Class A	24,042	1,987,312
		20,077,736

TOTAL INDUSTRIALS		43,623,263

TECHNOLOGY (35.81%)
Software & Tech Services (10.21%)
Akamai Technologies, Inc. (a)	119,128	11,462,496
Autodesk, Inc. (a)	36,359	7,865,179
Intuit, Inc.	18,770	8,562,311
Open Text Corp.	110,113	4,503,622
Paychex, Inc.	30,107	3,862,126
		36,255,734

Tech Hardware & Semiconductors (25.60%)
Arista Networks, Inc. (a)	59,525	6,942,401
Dolby Laboratories, Inc. , Class A	110,942	8,586,911
Garmin, Ltd.	86,462	8,440,420
InterDigital, Inc.	44,156	2,710,737
IPG Photonics Corp. (a)	14,999	1,598,593
Microchip Technology, Inc.	162,979	11,222,734
Plantronics, Inc. (a)	330	13,131
Plexus Corp. (a)	136,418	12,816,471
Power Integrations, Inc.	109,686	9,324,407
Pure Storage, Inc. , Class A(a)	268,033	7,598,735
Semtech Corp. (a)	44,544	2,776,427
Super Micro Computer, Inc. (a)	251,897	13,604,957
Viasat, Inc. (a)	160,105	5,272,258
		90,908,182

TOTAL TECHNOLOGY		127,163,916

TOTAL COMMON STOCKS
(Cost $201,642,799)		$250,247,371

	Principal Amount	Value (Note 2)
CORPORATE BONDS (21.57%)
COMMUNICATIONS (1.22%)
Cable & Satellite (0.31%)
Comcast Corp.
4.150% 10/15/2028	$1,068,000	$1,095,792

Entertainment Content (0.30%)
Paramount Global
3.700% 06/01/2028	1,121,000	1,073,453

Wireless Telecommunications Services (0.61%)
AT&T, Inc.
4.350% 03/01/2029	1,061,000	1,071,234
Verizon Communications, Inc.
4.329% 09/21/2028	1,066,000	1,094,244

TOTAL COMMUNICATIONS		4,334,723

	Principal Amount	Value (Note 2)
CONSUMER DISCRETIONARY (2.44%)
Airlines (0.30%)
Southwest Airlines Co.
3.450% 11/16/2027	$1,125,000	$1,083,773

Automobiles Manufacturing (0.30%)
General Motors Co.
5.000% 10/01/2028	1,060,000	1,062,124

Consumer Services (0.31%)
Cintas Corp. No 2
3.700% 04/01/2027	1,087,000	1,097,799

Restaurants (0.61%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	886,000	1,051,382
Starbucks Corp.
3.800% 08/15/2025	1,090,000	1,102,997
		2,154,379

Retail - Consumer Discretionary (0.92%)
Advance Auto Parts, Inc.
1.750% 10/01/2027	1,238,000	1,086,032
Amazon.com, Inc.
5.200% 12/03/2025	1,035,000	1,098,488
Lowe's Cos., Inc.
3.650% 04/05/2029	1,101,000	1,078,526
		3,263,046

TOTAL CONSUMER DISCRETIONARY		8,661,121

CONSUMER STAPLES (0.93%)
Food & Beverage (0.62%)
Anheuser-Busch InBev Worldwide, Inc.
4.000% 04/13/2028	1,076,000	1,101,517
Tyson Foods, Inc.
3.900% 09/28/2023	1,090,000	1,094,387
		2,195,904

Mass Merchants (0.31%)
Costco Wholesale Corp.
1.375% 06/20/2027	1,220,000	1,127,372

TOTAL CONSUMER STAPLES		3,323,276

ENERGY (2.76%)
Exploration & Production (0.31%)
ConocoPhillips Co.
3.350% 05/15/2025	1,100,000	1,092,532

Integrated Oils (0.31%)
BP Capital Markets America, Inc.
4.234% 11/06/2028	1,070,000	1,102,194

Pipeline (1.53%)
El Paso Natural Gas Co. LLC
7.500% 11/15/2026	1,000,000	1,121,521
Energy Transfer LP
5.250% 04/15/2029	1,045,000	1,059,564
Enterprise Products Operating LLC
3.125% 07/31/2029	1,146,000	1,069,206
MPLX LP
2.650% 08/15/2030	1,234,000	1,069,364

	Principal Amount	Value (Note 2)
ENERGY (continued)
Pipeline (continued)
ONEOK, Inc.
6.875% 09/30/2028	$1,047,000	$1,132,377
		5,452,032

Refining & Marketing (0.61%)
Phillips 66
2.150% 12/15/2030	1,272,000	1,088,278
Valero Energy Corp.
4.000% 04/01/2029	1,100,000	1,072,497
		2,160,775

TOTAL ENERGY		9,807,533

FINANCIALS (4.20%)
Banks (1.22%)
Regions Financial Corp.
1.800% 08/12/2028	1,249,000	1,098,539
Truist Financial Corp., Series MTN
3.875% 03/19/2029	1,091,000	1,060,521
US Bancorp, Series DMTN
3.000% 07/30/2029	1,147,000	1,069,555
Wells Fargo & Co.
4.150% 01/24/2029	1,120,000	1,115,606
		4,344,221

Commercial Finance (0.28%)
GATX Corp.
4.700% 04/01/2029	972,000	975,234

Consumer Finance (0.32%)
American Express Co.
3.300% 05/03/2027	1,157,000	1,142,897

Diversified Banks (0.93%)
Bank of America Corp., Series L
4.183% 11/25/2027	1,091,000	1,088,701
Citigroup, Inc.
4.125% 07/25/2028	1,106,000	1,101,659
JPMorgan Chase & Co.
4.125% 12/15/2026	1,081,000	1,095,670
		3,286,030

Financial Services (0.60%)
Morgan Stanley
5.000% 11/24/2025	1,030,000	1,062,596
Northern Trust Corp.
3M US L + 1.131% 05/08/2032 (b)	1,137,000	1,082,159
		2,144,755

Life Insurance (0.25%)
Principal Financial Group, Inc.
3.100% 11/15/2026	931,000	896,047

Real Estate (0.60%)
Simon Property Group LP
2.450% 09/13/2029	1,199,000	1,053,664
Welltower, Inc.
4.125% 03/15/2029	1,087,000	1,060,465
		2,114,129

TOTAL FINANCIALS		14,903,313

	Principal Amount	Value (Note 2)
HEALTH CARE (1.55%)
Health Care Facilities & Services (0.30%)
CVS Health Corp.
3.250% 08/15/2029	$1,137,000	$1,074,292

Managed Care (0.31%)
Elevance Health, Inc.
3.650% 12/01/2027	1,096,000	1,100,681

Pharmaceuticals (0.94%)
AbbVie, Inc.
4.250% 11/14/2028	1,066,000	1,088,234
Astrazeneca Finance LLC
1.750% 05/28/2028	1,212,000	1,112,452
Bristol-Myers Squibb Co.
6.800% 11/15/2026	1,000,000	1,135,648
		3,336,334

TOTAL HEALTH CARE		5,511,307

INDUSTRIALS (2.95%)
Aerospace & Defense (0.62%)
General Dynamics Corp.
3.500% 05/15/2025	1,100,000	1,108,439
Raytheon Technologies Corp.
4.125% 11/16/2028	1,068,000	1,084,434
		2,192,873

Engineering & Construction (0.19%)
Fluor Corp.
4.250% 09/15/2028	737,000	677,751

Industrial Other (0.31%)
General Electric Co., Series GMTN
3.100% 01/09/2023	1,100,000	1,095,682

Railroad (0.61%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	2,000
CSX Corp.
4.250% 03/15/2029	1,058,000	1,084,468
Union Pacific Corp.
3.950% 09/10/2028	1,069,000	1,093,976
		2,180,444

Transportation & Logistics (0.60%)
FedEx Corp.
2.400% 05/15/2031	1,232,000	1,081,018
United Parcel Service, Inc.
6.200% 01/15/2038	865,000	1,048,618
		2,129,636

Waste & Environment Services & Equipment (0.62%)
Republic Services, Inc.
3.375% 11/15/2027	1,120,000	1,095,020
Waste Management, Inc.
7.000% 07/15/2028	938,000	1,093,993
		2,189,013

TOTAL INDUSTRIALS		10,465,399

	Principal Amount	Value (Note 2)
MATERIALS (0.31%)
Chemicals (0.31%)
DuPont de Nemours, Inc.
4.725% 11/15/2028	$1,047,000	$1,088,702

TOTAL MATERIALS		1,088,702

TECHNOLOGY (0.31%)
Hardware (0.31%)
Hewlett Packard Enterprise Co.
4.450% 10/02/2023	1,090,000	1,100,226

TOTAL TECHNOLOGY		1,100,226

UTILITIES (4.90%)
Utilities (4.90%)
Ameren Corp.
1.750% 03/15/2028	1,237,000	1,096,166
American Electric Power Co., Inc., Series J
4.300% 12/01/2028	1,085,000	1,086,640
Arizona Public Service Co.
2.600% 08/15/2029	1,201,000	1,080,627
Black Hills Corp.
3.150% 01/15/2027	941,000	907,713
CenterPoint Energy, Inc.
4.250% 11/01/2028	1,183,000	1,170,465
CMS Energy Corp.
3.450% 08/15/2027	1,108,000	1,082,456
DTE Energy Co.
2.950% 03/01/2030	1,191,000	1,088,400
Duke Energy Corp.
3.400% 06/15/2029	1,144,000	1,086,453
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	926,000	828,289
ITC Holdings Corp.
4.050% 07/01/2023	550,000	552,329
National Rural Utilities Cooperative Finance Corp.
3.400% 02/07/2028	1,025,000	1,003,234
NiSource, Inc.
2.950% 09/01/2029	1,177,000	1,081,207
PacifiCorp
5.250% 06/15/2035	990,000	1,049,951
Public Service Electric and Gas Co.
3.200% 05/15/2029	1,125,000	1,097,251
Puget Energy, Inc.
4.100% 06/15/2030	1,063,000	1,011,038
Southern Co., Series 21-B
1.750% 03/15/2028	1,239,000	1,089,586
WEC Energy Group, Inc.
1.375% 10/15/2027	1,243,000	1,101,720
		17,413,525

TOTAL UTILITIES		17,413,525

TOTAL CORPORATE BONDS
(Cost $82,184,202)		$76,609,125

FOREIGN CORPORATE BONDS (1.51%)
ENERGY (1.20%)
Exploration & Production (0.30%)
Canadian Natural Resources, Ltd.
3.850% 06/01/2027	1,102,000	1,077,581

	Principal Amount	Value (Note 2)
ENERGY (continued)
Integrated Oils (0.30%)
Shell International Finance BV
2.375% 11/07/2029	$1,188,000	$1,078,855

Pipeline (0.60%)
Enbridge, Inc.
3.700% 07/15/2027	1,106,000	1,086,273
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	844,000	1,036,643
		2,122,916

TOTAL ENERGY		4,279,352

FINANCIALS (0.31%)
Diversified Banks (0.31%)
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	1,066,000	1,090,429

TOTAL FINANCIALS		1,090,429

TOTAL FOREIGN CORPORATE BONDS
(Cost $5,840,801)		$5,369,781

GOVERNMENT & AGENCY OBLIGATIONS (5.21%)
U.S. Treasury Bonds
2.500% 08/15/2023	160,000	159,233
U.S. Treasury Notes
0.125% 12/31/2022	11,900,000	11,767,295
1.375% 10/15/2022	500,000	499,033
1.500% 03/31/2023	5,900,000	5,843,956
2.750% 08/31/2023	240,000	239,494

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $18,744,300)		$18,509,011

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.08%)
MONEY MARKET FUND (1.08%)
First American Treasury Obligations Fund, 12/31/2049	1.500	%(c)	3,820,724	3,820,724

TOTAL SHORT TERM INVESTMENTS
(Cost $3,820,724)				$3,820,724

TOTAL INVESTMENTS (99.84%)
(Cost $312,232,826)				$354,556,012

Other Assets In Excess Of Liabilities (0.16%)				571,894

NET ASSETS (100.00%)				$355,127,906

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described below. The rate in effect as of July 31, 2022 is based on the reference rate plus the displayed spread as of the securities last reset date.
(c)	Represents the 7-day yield.

Common Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Libor Rates:

3M US L - 3 Month LIBOR as of July 31, 2022 was 2.91%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

The following is a summary of each input used to value the Fund as of July 31, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$250,247,371	$–	$–	$250,247,371
Corporate Bonds(a)	–	76,609,125	–	76,609,125
Foreign Corporate Bonds(a)	–	5,369,781	–	5,369,781
Government & Agency Obligations	–	18,509,011	–	18,509,011
Short Term Investments	3,820,724	–	–	3,820,724
TOTAL	$254,068,095	$100,487,917	$–	$354,556,012

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2022, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.